ACCOUNTS PAYABLE AND OTHER - Change in Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,092	$ 1,037
Additional provisions recognized	195	486
Reduction arising from payments/derecognition	(210)	(220)
Accretion expenses	25	8
Change in discount rate	(43)	(194)
Change in other estimates	8	9
Dispositions	(346)
Foreign currency translation	2	(34)
Ending balance	723	1,092
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Beginning balance	221	385
Additional provisions recognized	0	0
Reduction arising from payments/derecognition	(3)	(3)
Accretion expenses	7	8
Change in discount rate	(43)	(182)
Change in other estimates	0	14
Dispositions	(181)
Foreign currency translation	(1)	(1)
Ending balance	0	221
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Beginning balance	74	109
Additional provisions recognized	48	20
Reduction arising from payments/derecognition	(15)	(43)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(2)	(6)
Dispositions	(23)
Foreign currency translation	1	(6)
Ending balance	83	74
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	797	543
Additional provisions recognized	147	466
Reduction arising from payments/derecognition	(192)	(174)
Accretion expenses	18	0
Change in discount rate	0	(12)
Change in other estimates	10	1
Dispositions	(142)
Foreign currency translation	2	(27)
Ending balance	$ 640	$ 797